Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventories
Inventories

Note 6. Inventories

The following table summarizes inventories as of September 30, 2022 and December 31, 2021:

(Thousands)	September 30, 2022	December 31, 2021
Raw materials	$68,959	$45,079
Finished goods	21,854	14,895
Green coffee	71,432	49,192
Total inventories	$162,245	$109,166

Green coffee inventories represent green coffee held for re-sale. At September 30, 2022 and December 31, 2021, all green coffee held for resale was included within our Sustainable Sourcing & Traceability segment.

Note 8. Inventories

The following table summarizes inventories as of December 31, 2021 and 2020:

(Thousands)	December 31, 2021	December 31, 2020
Raw materials	$45,079	$39,838
Finished goods	14,895	14,577
Green coffee	49,192	29,962
Total inventories	$109,166	$84,377

Green coffee inventories represents green coffee held for re-sale. At December 31, 2021 and 2020, all green coffee held for resale was included within our Sustainable Sourcing & Traceability segment.